Condensed Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Premium income:
Gross premiums written	$ 646,142	$ 357,613
Ceded premiums (includes $30,277 and $144,100 to related parties in 2014 and 2013, respectively)	(78,657)	(185,097)
Net written premium	567,485	172,516
Change in unearned premium	(209,633)	(20,360)
Net earned premium	357,852	152,156
Ceding commission income (primarily related parties)	5,370	25,257
Service and fee income	36,706	27,262
Net investment income	9,214	6,473
Net realized gain on investments	0	1,698
Other revenue	7	16
Total revenues	409,149	212,862
Expenses:
Loss and loss adjustment expense	225,347	103,202
Acquisition costs and other underwriting expenses	74,373	30,210
General and administrative	76,199	66,809
Interest expense	593	343
Total expenses	376,512	200,564
Income before provision for income taxes and equity in earnings (losses) of unconsolidated subsidiaries	32,637	12,298
Provision for income taxes	7,336	3,771
Income before equity in earnings (losses) of unconsolidated subsidiaries	25,301	8,527
Equity in earnings (losses) of unconsolidated subsidiaries	1,123	(811)
Net income	26,424	7,716
Net income attributable to non-controlling interest	(32)	(44)
Net income attributable to National General Holdings Corp. (NGHC)	26,392	7,672
Dividends on preferred stock	0	(1,262)
Net income attributable to NGHC common stockholders	$ 26,392	$ 6,410
Earnings Per Share [Abstract]
Basic earnings per share	$ 0.31	$ 0.14
Diluted earnings per share	$ 0.30	$ 0.13
Dividends declared per common share	$ 0.01	$ 0.00
Weighted average common shares outstanding:
Basic	85,774,057	45,554,570
Diluted	86,884,898	58,779,309